Commitments and Contingencies (Details) $ in Millions	Dec. 31, 2018 CAD ($)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Operating leases(1)	$ 1,923
Firm transportation agreements(1)	6,576
Unconditional purchase obligations(2)	10,098
Lease rentals and exploration work agreements	1,225
Obligations to fund equity investee(3)	741
Minimum future payments for commitments	20,563
Within 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Operating leases(1)	233
Firm transportation agreements(1)	497
Unconditional purchase obligations(2)	1,620
Lease rentals and exploration work agreements	49
Obligations to fund equity investee(3)	53
Minimum future payments for commitments	2,452
After 1 year but no more than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Operating leases(1)	504
Firm transportation agreements(1)	2,066
Unconditional purchase obligations(2)	3,656
Lease rentals and exploration work agreements	246
Obligations to fund equity investee(3)	293
Minimum future payments for commitments	6,765
More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Operating leases(1)	1,186
Firm transportation agreements(1)	4,013
Unconditional purchase obligations(2)	4,822
Lease rentals and exploration work agreements	930
Obligations to fund equity investee(3)	395
Minimum future payments for commitments	11,346
Husky Midstream Limited Partnership
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Operating leases(1)	1,100
Firm transportation agreements(1)	$ 1,900